SHARE BASED COMPENSATION (Schedule of weighted average inputs and assumptions) (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Mar. 31, 2024 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Current stock price			$ 2.31
Stock options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	2.77%	2.85%
Current stock price	$ 6.9	$ 18.95
Expected volatility	100.00%	100.00%
Expected life (years)	10 years	7 years
Expected dividend yield	0.00%	0.00%
Exercise price	$ 7	$ 19.16
Weighted average grant date fair value	$ 7	$ 19.16